Exhibit 99.2

Ford Credit Auto Lease Trust 2012-A
Quarterly Supplemental Report -- Payment Schedule of Remaining Leases as of September 30, 2012

The following table shows the decline in the securitization value of the remaining leases in the reference pool as of September 30, 2012, and the remaining payments that will be received each month on the reference pool assuming (1) each base month payment is made as scheduled with no prepayments, delays or defaults and (2) each leased vehicle is returned and sold for an amount equal to the base residual value in the month after the month in which the final base monthly payment is due. In addition, as of September 30, 2012, leases with a total base residual value of $7,092,451.19 had either (1) reached their scheduled termination dates but had not been purchased or returned or (2) been returned or repossessed but had not been sold. In the following table, this amount is assumed to be received in October 2012. The percentages in the following table may not sum to 100.00% due to rounding.

		Remaining Leases as of September 30, 2012
Month		Securitization Value	Scheduled Base Monthly Payments		Base Residual Value
2012 -	September	$1,178,569,937.86
	October	$1,156,083,058.79	$20,254,721.07	5.85%	$8,117,250.24	0.88%
	November	$1,140,568,686.82	$20,226,110.22	5.84%	$1,095,917.65	0.12%
	December	$1,123,400,334.68	$20,155,110.87	5.82%	$2,742,728.53	0.30%
2013 -	January	$1,095,269,445.16	$19,885,619.83	5.74%	$13,888,350.17	1.50%
	February	$1,060,527,334.08	$19,477,022.14	5.63%	$20,766,618.37	2.24%
	March	$1,014,901,560.49	$18,866,851.36	5.45%	$32,085,614.44	3.46%
	April	$972,788,804.67	$18,307,456.23	5.29%	$28,902,755.87	3.12%
	May	$928,830,400.74	$17,680,126.53	5.11%	$31,164,198.22	3.36%
	June	$882,875,237.07	$17,014,448.15	4.91%	$33,605,692.56	3.63%
	July	$836,844,917.60	$16,321,952.77	4.71%	$34,142,850.66	3.69%
	August	$786,503,293.77	$15,550,798.13	4.49%	$38,994,181.92	4.21%
	September	$733,474,719.15	$14,737,022.00	4.26%	$42,242,002.66	4.56%
	October	$712,166,758.17	$14,483,129.08	4.18%	$10,508,633.83	1.13%
	November	$693,679,574.23	$14,270,818.47	4.12%	$7,792,951.25	0.84%
	December	$675,418,595.15	$14,063,539.43	4.06%	$7,680,850.00	0.83%
2014 -	January	$613,838,989.60	$13,074,657.40	3.78%	$51,896,279.83	5.60%
	February	$543,972,918.13	$11,923,186.07	3.44%	$61,025,167.11	6.59%
	March	$441,214,787.01	$10,124,337.43	2.92%	$95,365,703.64	10.30%
	April	$401,092,670.80	$9,315,034.64	2.69%	$33,023,848.59	3.57%
	May	$359,709,056.19	$8,445,592.29	2.44%	$34,953,010.73	3.77%
	June	$314,028,046.57	$7,449,084.42	2.15%	$40,039,115.76	4.32%
	July	$266,767,188.14	$6,373,484.42	1.84%	$42,464,867.44	4.59%
	August	$220,246,300.75	$5,291,881.60	1.53%	$42,569,075.35	4.60%
	September	$172,321,290.01	$4,175,614.14	1.21%	$44,855,364.00	4.84%
	October	$131,832,112.50	$3,224,937.71	0.93%	$38,129,524.21	4.12%
	November	$94,930,286.42	$2,331,058.53	0.67%	$35,232,722.99	3.80%
	December	$60,669,730.41	$1,508,455.61	0.44%	$33,228,537.60	3.59%
2015 -	January	$43,145,265.28	$1,079,369.73	0.31%	$16,749,567.45	1.81%
	February	$21,437,653.05	$538,241.78	0.16%	$21,385,820.15	2.31%
	March	$461,689.63	$13,648.89	0.00%	$21,070,047.35	2.28%
	April	$229,055.91	$7,374.60	0.00%	$227,909.00	0.02%
	May	$206,646.98	$6,669.08	0.00%	$17,192.00	0.00%
	June	$201,284.94	$6,669.08	0.00%	$0.00	0.00%
	July	$171,205.70	$5,674.26	0.00%	$25,677.00	0.00%
	August	$144,596.14	$5,040.95	0.00%	$22,682.00	0.00%
	September	$111,493.26	$3,986.02	0.00%	$30,061.00	0.00%
	October	$70,959.02	$2,286.32	0.00%	$39,001.10	0.00%
	November	$39,342.31	$1,259.61	0.00%	$30,789.00	0.00%
	December	$0.00	$0.00	0.00%	$39,557.00	0.00%
Total			$346,202,270.86	100.00%	$926,152,116.67	100.00%

Total Scheduled Base Monthly Payments plus Base Residual Value					$1,272,354,387.53

Ford Credit Auto Lease Trust 2012-A
Quarterly Supplemental Report -- Residual Performance

The following table shows the residual performance as calculated on the monthly investor report in sections VII and VIII for returned vehicles segregated by the vehicle types defined in Annex B of the Prospectus Supplement.

				Residual Gain (Loss) per Returned Vehicle
Collection Period	Vehicle Type	Returned Vehicles	Return Rate	Amount	As a % of Adjusted MSRP	As a % of ALG Residual Value
July 2012	CUV	27	23.48%	$3,748	9.18%	17.95%
	Car	151	54.71%	$531	1.61%	3.01%
	SUV	30	33.71%	$2,759	8.41%	15.82%
	Total / Average	208	40.86%	$1,270	3.74%	7.04%
August 2012	CUV	39	24.53%	$3,508	8.71%	16.69%
	Car	234	63.93%	$299	0.87%	1.62%
	SUV	56	44.44%	$3,068	10.30%	19.15%
	Truck	3	5.45%	$5,914	14.01%	27.03%
	Total / Average	332	47.03%	$1,194	3.48%	6.48%
September 2012	CUV	58	32.22%	$3,257	7.83%	15.08%
	Car	224	61.71%	$(328)	(0.97)%	(1.76)%
	SUV	34	38.64%	$3,048	9.36%	17.95%
	Truck	3	5.66%	$4,734	11.66%	23.13%
	Total / Average	319	46.64%	$732	2.08%	3.85%